INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement Of Income

	2021	2020	2019
Income (loss) before income taxes	20,272,568	3,495,678	1,674,720
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(6,892,673)	(1,188,531)	(569,405)
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	403,431	530,715	75,428
- Equity in earnings of unconsolidated companies	191,474	51,873	(5,797)
- Interest on equity*	406,022	98,739	69
- Interests on tax lawsuits**	551,624	—	—
- Tax credits and incentives	112,521	31,800	8,852
- Deferred tax assets not recognized / Realization, net	482,497	(587,917)	1,097
- Other permanent differences, net	31,474	(44,303)	31,923
Income and social contribution taxes	(4,713,630)	(1,107,624)	(457,833)
Current	(4,306,223)	(908,051)	(240,400)
Deferred	(407,407)	(199,573)	(217,433)

* Brazilian Law 9,249/95 provides that a company may, at its sole discretion, consider dividends distributions to shareholders to be considered as interest on own capital — subject to specific limitations - which has the effect of a taxable deduction in the determination of income tax and social contribution. The limitation is the greater of (i) shareholders’ equity multiplied by the TJLP (Long-Term Interest Rate) rate or (ii) 50% of the net income in the fiscal year. This expense is not recognized for the purpose of preparing the financial statements and therefore does not impact net income.

** On September 24, 2021, the Federal Supreme Court finalized the judgment of Topic 962, deciding unanimously that the IR and CS levy was not due on the amounts related to interests (Selic rate) on tax lawsuits. Thus, the effects of such judgment were considered to the tax calculation applied to the interests recorded in the period, related to the tax credit arising from the final and unappealable decision of the actions that discussed the inclusion of ICMS in the PIS/COFINS calculation basis.

Schedule of breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2020	income	Others	Income	December 31, 2021

Tax loss carryforward	1,220,485	(556,480)	(24,312)	10,156	649,849
Social contribution tax losses	290,276	(187,814)	20,625	—	123,087
Provision for tax, civil and labor liabilities	385,463	37,256	—	33	422,752
Benefits granted to employees	392,257	(35,812)	—	(57,828)	298,617
Other temporary differences	501,114	(144,352)	—	2,312	359,074
Deferred exchange variance*	1,057,541	511,763	—	7	1,569,311
Provision for losses	35,520	6,576	—	(5,832)	36,264
Fair value adjustments on businesses acquired	(550,864)	(38,544)	—	(39,213)	(628,621)
	3,331,792	(407,407)	(3,687)	(90,365)	2,830,333

Non-current assets	3,393,354				2,929,308
Non-current liabilities	(61,562)				(98,975)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in	Acquisition of	Comprehensive	Balance as of
	December 31, 2019	income	subsidiary	Income	December 31, 2020

Tax loss carryforward	1,341,464	(157,207)	—	36,228	1,220,485
Social contribution tax losses	350,810	(60,534)	—	—	290,276
Provision for tax, civil and labor liabilities	242,794	140,871	—	1,798	385,463
Benefits granted to employees	294,031	(6,848)	—	105,074	392,257
Other temporary differences	575,719	(114,627)	—	40,022	501,114
Deferred exchange variance*	1,177,428	(119,178)	—	(709)	1,057,541
Provision for losses	23,618	11,740	—	162	35,520
Fair value adjustments on businesses acquired	(452,058)	106,210	(86,093)	(118,923)	(550,864)
	3,553,806	(199,573)	(86,093)	63,652	3,331,792

Non-current assets	4,071,219				3,393,354
Non-current liabilities	(517,413)				(61,562)
*	Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	January 1, 2019	income	Others	Income	December 31, 2019

Tax loss carryforward	1,339,933	4,781	(36,226)	32,976	1,341,464
Social contribution tax losses	337,258	13,552	—	—	350,810
Provision for tax, civil and labor liabilities	270,417	(27,848)	—	225	242,794
Benefits granted to employees	286,494	(29,739)	—	37,276	294,031
Other temporary differences	525,818	73,067	—	(23,166)	575,719
Deferred exchange variance*	1,284,377	(106,640)	—	(309)	1,177,428
Provision for losses	83,837	(75,142)	—	14,923	23,618
Fair value adjustments on businesses acquired	(372,448)	(69,464)	—	(10,146)	(452,058)
	3,755,686	(217,433)	(36,226)	51,779	3,553,806

Non-current assets	3,874,054				4,071,219
Non-current liabilities	(118,368)				(517,413)
*	Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis